CONSOLIDATED STATEMENTS OF PREFERRED UNITS AND PARTNERS EARNINGS (DEFICIT) - USD ($) $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Beginning Balance	$ (3,444)	$ (28,835)	$ (6,578)	$ 13,460	$ 30,572	$ 45,834	$ 91,696		$ (6,578)	$ 91,696	$ 91,696
Cumulative effect of accounting change							(28,097)				(28,097)
Beginning Balance, Adjusted							63,599			63,599	63,599
Common unit awards under incentive plans	248	2,289	277		113	1,755	158				2,522	$ 1,045
Units repurchased and retired related to unit-based compensation	(677)
Issuance of Series A convertible preferred units, net of issuance		57,500
Net loss	(42,652)	(34,398)	(22,534)	(20,534)	(17,225)	(17,017)	(17,923)	$ (45,439)	(99,584)	(52,165)	(72,699)	(75,158)
Ending Balance	(46,525)	(3,444)	$ (28,835)	$ (6,578)	$ 13,460	$ 30,572	$ 45,834	$ 91,696	(46,525)	$ 13,460	$ (6,578)	$ 91,696
Outstanding Preferred Units | Redeemable Convertible Preferred Unit
Beginning Balance	$ 57,500
Beginning Balance (in units)	52,083,333
Issuance of Series A convertible preferred units, net of issuance		$ 57,500
Issuance of Series A convertible preferred units, net of issuance (in units)		52,083,333
Ending Balance	$ 57,500	$ 57,500							$ 57,500
Ending Balance (in units)	52,083,333	52,083,333							52,083,333
Outstanding Common Units
Beginning Balance (in units)	39,533,847	38,260,471	37,958,645	37,958,645	37,958,645	37,958,645	37,957,936		37,958,645	37,957,936	37,957,936	37,863,496
Common unit awards under incentive plans	$ 31,983
Common unit awards under incentive plans (in units)		1,273,376	301,826				709				709	16,098
Units repurchased and retired related to unit-based compensation ( in units)	(376)
Ending Balance (in units)	39,565,454	39,533,847	38,260,471	37,958,645	37,958,645	37,958,645	37,958,645	37,957,936	39,565,454	37,958,645	37,958,645	37,957,936
Common Limited Partners
Beginning Balance	$ (56,347)	$ (24,593)	$ (2,570)	$ 17,254	$ 34,187	$ 49,272	$ 94,655		$ (2,570)	$ 94,655	$ 94,655
Cumulative effect of accounting change							(27,805)				(27,805)
Beginning Balance, Adjusted							66,850			66,850	66,850
Common unit awards under incentive plans	250	2,287	277		113	1,755	158				2,522	$ 1,045
Units repurchased and retired related to unit-based compensation	(677)
Net loss	(42,225)	(34,041)	(22,300)		(17,046)	(16,840)	(17,736)				(71,942)	(74,376)
Ending Balance	(98,999)	(56,347)	(24,593)	(2,570)	17,254	34,187	49,272	$ 94,655	(98,999)	17,254	(2,570)	94,655
General Partner
Beginning Balance	(4,597)	(4,242)	(4,008)	(3,794)	(3,615)	(3,438)	(2,959)		(4,008)	(2,959)	(2,959)
Cumulative effect of accounting change							(292)				(292)
Beginning Balance, Adjusted							(3,251)			(3,251)	(3,251)
Common unit awards under incentive plans	(2)	2
Net loss	(427)	(357)	(234)		(179)	(177)	(187)				(757)	(782)
Ending Balance	$ (5,026)	$ (4,597)	$ (4,242)	$ (4,008)	$ (3,794)	$ (3,615)	$ (3,438)	$ (2,959)	$ (5,026)	$ (3,794)	$ (4,008)	$ (2,959)